Tax assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Operating Profit Before Tax	R$ 11,921,652	R$ 19,574,727	R$ 24,750,329
Income tax	R$ 2,422,839	R$ 5,235,252	R$ 9,191,005
Average effective tax rate	20.32%	26.74%	37.13%